Annual Total Returns[BarChart] - Technology UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.95%)	15.00%	38.72%	27.57%	2.60%	17.93%	55.88%	(5.89%)	71.30%	64.52%